Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales:
Trade	$ 383,295,477	$ 237,910,332	$ 1,046,220,622	$ 701,293,281
Services income	1,414,230	1,120,829	3,477,957	3,541,055
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	6,050,004	8,186,003	38,242,464	16,110,579
Cost of sales	268,452,309	189,044,970	732,291,029	585,244,228
Gross income	122,307,402	58,172,194	355,650,014	135,700,687
Distribution, transportation and sales expenses	2,476,971	(652,161)	9,390,723	7,916,255
Administrative expenses	38,239,566	36,839,902	105,489,921	109,715,148
Other revenue	6,865,156	1,587,937	12,348,570	7,822,823
Other expenses	(2,613,251)	936,954	(3,569,068)	(767,123)
Operating income (loss)	85,842,770	24,509,344	249,548,872	25,124,984
Financing income	4,862,882	268,882	20,083,884	9,521,018
Financing cost	(36,248,904)	(33,355,212)	(110,411,972)	(130,196,711)
Derivative financial instruments (cost) income, net	(9,274,432)	17,023,945	(21,632,280)	2,003,365
Foreign exchange gain (loss), net	(47,003,832)	36,193,847	(23,407,879)	(383,467,068)
(Loss) profit sharing in joint ventures and associates	41,601	(1,403,920)	(3,166,683)	(2,214,544)
Taxes, duties and other	75,464,497	41,825,664	211,251,718	125,947,145
Net (loss) income	(77,244,412)	1,411,222	(100,237,776)	(605,176,101)
Total current assets	415,922,989	307,016,956	415,922,989	307,016,956	$ 329,859,739
Total non-current assets	1,635,815,584	1,598,489,675	1,635,815,584	1,598,489,675	1,598,628,189
Total current liabilities	833,722,727	670,117,629	833,722,727	670,117,629	772,410,071
Total non-current liabilities	3,308,682,355	3,768,433,352	3,308,682,355	3,768,433,352	3,560,804,887
Equity (deficit), net	(2,090,666,509)	(2,533,044,350)	(2,090,666,509)	(2,533,044,350)	(2,404,727,030)	$ (1,931,409,302)
Depreciation and amortization	32,422,154	34,856,335	100,620,021	99,181,110	129,631,820
Depreciation of rights of use	1,490,618	1,882,054	4,744,781	5,573,600	7,229,231
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	32,072,216	32,219,180	91,179,764	96,657,543	128,808,540
Elimination of intersegment amounts [member]
Sales:
Intersegment	(311,059,518)	(204,455,404)	(848,632,096)	(602,445,065)
Cost of sales	(291,483,573)	(184,334,458)	(797,762,540)	(530,758,339)
Gross income	(19,575,945)	(20,120,946)	(50,869,556)	(71,686,726)
Distribution, transportation and sales expenses	(934,853)	(1,028,470)	(2,851,062)	(3,067,997)
Administrative expenses	(18,584,493)	(19,088,477)	(47,922,159)	(68,403,179)
Other expenses	(49,366)	7,348	(4,175)	210,745
Operating income (loss)	(105,965)	3,349	(100,510)	(4,805)
Financing income	(51,308,904)	(53,563,898)	(148,174,873)	(174,980,278)
Financing cost	51,414,870	53,560,548	148,275,384	174,985,081
(Loss) profit sharing in joint ventures and associates	67,579,885	(12,665,919)	60,200,462	573,622,710
Net (loss) income	67,579,886	(12,665,920)	60,200,463	573,622,708
Total current assets	(2,169,714,339)	(1,942,927,128)	(2,169,714,339)	(1,942,927,128)	(2,003,285,308)
Total non-current assets	(753,859,803)	(596,826,149)	(753,859,803)	(596,826,149)	(575,873,262)
Total current liabilities	(2,169,169,533)	(1,940,127,786)	(2,169,169,533)	(1,940,127,786)	(2,000,813,940)
Total non-current liabilities	(1,788,712,241)	(2,018,306,253)	(1,788,712,241)	(2,018,306,253)	(1,827,858,155)
Equity (deficit), net	1,034,307,632	1,418,680,762	1,034,307,632	1,418,680,762	1,249,513,525
Exploration and production [member]
Sales:
Trade	128,897,928	81,007,347	335,604,545	221,607,638
Intersegment	114,921,318	67,624,904	315,840,615	177,364,499
Services income	30,621	28,530	73,383	94,162
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	9,443,446	22,107,486	37,635,674	32,741,187
Cost of sales	126,291,748	90,002,922	328,653,112	258,270,923
Gross income	127,001,565	80,765,345	360,501,105	173,536,563
Distribution, transportation and sales expenses	62,693	86,801	230,436	167,988
Administrative expenses	17,753,595	18,277,929	43,907,361	61,832,426
Other revenue	3,148,554	292,478	4,526,734	901,504
Other expenses	(2,104,376)	813,414	(3,146,208)	(744,603)
Operating income (loss)	110,229,455	63,506,507	317,743,834	111,693,050
Financing income	17,230,225	17,160,389	55,124,171	54,183,827
Financing cost	(30,963,086)	(34,315,617)	(95,271,585)	(130,645,701)
Derivative financial instruments (cost) income, net	(10,894,207)	20,462,634	(19,316,381)	6,583,245
Foreign exchange gain (loss), net	(39,266,376)	30,289,073	(16,401,846)	(339,136,720)
(Loss) profit sharing in joint ventures and associates	(93,864)	5,260	(286,382)	7,585
Taxes, duties and other	78,338,315	40,275,201	213,889,840	112,585,930
Net (loss) income	(32,096,168)	56,833,045	27,701,971	(409,900,644)
Total current assets	906,256,631	884,810,498	906,256,631	884,810,498	937,017,021
Total non-current assets	872,904,101	788,553,823	872,904,101	788,553,823	884,741,960
Total current liabilities	417,250,129	365,666,080	417,250,129	365,666,080	464,163,895
Total non-current liabilities	2,265,705,824	2,567,307,169	2,265,705,824	2,567,307,169	2,363,252,154
Equity (deficit), net	(903,795,221)	(1,259,608,928)	(903,795,221)	(1,259,608,928)	(1,005,657,068)
Depreciation and amortization	27,813,841	27,895,972	84,242,207	78,387,052	101,126,295
Depreciation of rights of use	93,167	66,393	279,511	230,171	313,008
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	8,952,587	8,947,806	25,455,692	26,843,419	35,356,366
Industrial transformation [member]
Sales:
Trade	174,362,921	113,667,631	492,800,331	360,712,518
Intersegment	47,962,508	31,690,518	124,338,007	68,991,989
Services income	261,268	22,569	435,837	83,057
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(3,611,756)	(13,921,483)	278,616	(16,630,608)
Cost of sales	236,598,432	161,107,496	668,263,462	487,271,689
Gross income	(17,623,491)	(29,648,261)	(50,410,671)	(74,114,733)
Distribution, transportation and sales expenses	3,087,902	(68,797)	10,852,331	9,635,786
Administrative expenses	14,071,271	12,551,345	38,721,624	42,120,523
Other revenue	4,537,413	610,465	7,197,518	2,562,293
Other expenses	(79,553)	3,070	(189,345)	(42,480)
Operating income (loss)	(30,324,804)	(41,517,274)	(92,976,453)	(123,351,229)
Financing income	94,579	115,561	299,598	375,253
Financing cost	(4,978,753)	(2,959,834)	(12,551,866)	(8,760,012)
Derivative financial instruments (cost) income, net	(9,289)	17,238	(15,231)	4,433
Foreign exchange gain (loss), net	(4,559,118)	3,106,512	(4,690,382)	(24,799,384)
(Loss) profit sharing in joint ventures and associates	(1,190,495)	(67,805)	(1,210,016)	(2,774,489)
Net (loss) income	(40,967,880)	(41,305,602)	(111,144,350)	(159,305,428)
Total current assets	207,111,584	142,112,245	207,111,584	142,112,245	155,514,025
Total non-current assets	405,924,019	385,210,505	405,924,019	385,210,505	331,853,787
Total current liabilities	628,668,453	356,563,924	628,668,453	356,563,924	405,696,477
Total non-current liabilities	629,004,046	712,535,690	629,004,046	712,535,690	714,743,134
Equity (deficit), net	(644,636,896)	(541,776,864)	(644,636,896)	(541,776,864)	(633,071,799)
Depreciation and amortization	3,620,080	4,780,576	11,132,633	14,444,932	19,744,860
Depreciation of rights of use	934,486	1,226,019	2,964,439	3,700,261	4,715,238
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	12,786,223	9,087,607	36,775,271	38,921,405	51,845,677
Logistics [member]
Sales:
Intersegment	19,947,189	16,008,458	60,838,892	59,763,749
Services income	726,852	1,011,470	2,134,218	3,230,746
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	218,314		328,174
Cost of sales	11,831,740	11,329,346	33,892,357	30,514,141
Gross income	9,060,615	5,690,582	29,408,927	32,480,354
Distribution, transportation and sales expenses	(8,698)	27,118	89,785	108,979
Administrative expenses	4,393,807	4,641,955	12,262,178	13,683,850
Other revenue	17,869	67,930	87,125	211,502
Other expenses	(243,343)	83,159	(73,769)	72,820
Operating income (loss)	4,450,032	1,172,598	17,070,320	18,971,847
Financing income	1,520,485	720,855	4,441,923	1,956,929
Financing cost	(53,066)	(141,915)	(252,639)	(340,506)
Foreign exchange gain (loss), net	(29,817)	81,282	32,015	(698,957)
(Loss) profit sharing in joint ventures and associates	(16)	10	(18)	(1,142)
Taxes, duties and other	(2,825,150)	(722,445)	(2,187,700)	3,720,438
Net (loss) income	8,712,768	2,555,275	23,479,301	16,167,733
Total current assets	202,783,552	141,871,250	202,783,552	141,871,250	166,202,857
Total non-current assets	160,058,416	168,847,661	160,058,416	168,847,661	167,498,268
Total current liabilities	46,121,868	30,340,924	46,121,868	30,340,924	39,568,364
Total non-current liabilities	74,329,441	84,095,252	74,329,441	84,095,252	90,624,955
Equity (deficit), net	242,390,659	196,282,735	242,390,659	196,282,735	203,507,806
Depreciation and amortization	292,073	1,548,850	3,072,705	4,443,842	5,917,668
Depreciation of rights of use	50,259	167,187	208,768	277,195	460,957
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	2,374,865	5,995,115	6,229,702	6,326,761	8,927,651
Trading Companies [member]
Sales:
Trade	76,055,408	40,819,055	208,636,965	112,485,775
Intersegment	100,402,887	64,689,217	276,533,100	211,396,438
Services income	393,952	27,135	825,655	74,857
Reversal of impairment of wells, pipelines, properties, plant and equipment, net		0
Cost of sales	174,170,506	104,168,342	472,133,743	318,977,076
Gross income	2,681,741	1,367,065	13,861,977	4,979,994
Distribution, transportation and sales expenses	288,789	340,903	1,031,673	938,596
Administrative expenses	482,675	508,989	1,262,657	1,554,103
Other revenue	59,500	93,581	215,827	355,166
Other expenses	(2,356)	(3,726)	(7,094)	(167,589)
Operating income (loss)	1,967,421	607,028	11,776,380	2,674,872
Financing income	96,380	68,189	264,022	228,155
Financing cost	(579,116)	(167,803)	(1,530,044)	(598,400)
Derivative financial instruments (cost) income, net	(384,398)	(469,412)	(1,538,761)	(1,061,471)
Foreign exchange gain (loss), net	26,655	30,497	(95,891)	(616,668)
(Loss) profit sharing in joint ventures and associates	112,534	(1,617,270)	(1,044,164)	(2,664,883)
Taxes, duties and other	354,020	301,400	972,689	4,696,278
Net (loss) income	885,456	(1,850,171)	6,858,853	(6,734,673)
Total current assets	207,430,242	129,446,883	207,430,242	129,446,883	168,261,357
Total non-current assets	42,174,526	45,392,108	42,174,526	45,392,108	40,084,813
Total current liabilities	162,190,922	90,789,438	162,190,922	90,789,438	129,161,357
Total non-current liabilities	444,940	1,969,847	444,940	1,969,847	1,121,488
Equity (deficit), net	86,968,906	82,079,706	86,968,906	82,079,706	78,063,325
Depreciation and amortization	63,715	76,664	187,832	235,442	317,241
Depreciation of rights of use	217,770	227,895	699,943	804,199	992,148
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	(12,222)		(12,222)		(1,156)
Corporate and other operating subsidiary companies [member]
Sales:
Trade	3,979,220	2,416,299	9,178,781	6,487,350
Intersegment	27,825,616	24,442,307	71,081,482	84,928,390
Services income	1,537	31,125	8,864	58,233
Cost of sales	11,043,456	6,771,322	27,110,895	20,968,738
Gross income	20,762,917	20,118,409	53,158,232	70,505,235
Distribution, transportation and sales expenses	(18,862)	(9,716)	37,560	132,903
Administrative expenses	20,122,711	19,948,161	57,258,260	58,927,425
Other revenue	(898,180)	523,483	321,366	3,792,358
Other expenses	(134,257)	33,689	(148,477)	(96,016)
Operating income (loss)	(373,369)	737,136	(3,964,699)	15,141,249
Financing income	37,230,117	35,767,786	108,129,043	127,757,132
Financing cost	(51,089,753)	(49,330,591)	(149,081,222)	(164,837,173)
Derivative financial instruments (cost) income, net	2,013,462	(2,986,515)	(761,907)	(3,522,842)
Foreign exchange gain (loss), net	(3,175,176)	2,686,483	(2,251,775)	(18,215,339)
(Loss) profit sharing in joint ventures and associates	(66,366,443)	12,941,804	(60,826,565)	(570,404,325)
Taxes, duties and other	(402,688)	1,971,508	(1,423,111)	4,944,499
Net (loss) income	(81,358,474)	(2,155,405)	(107,334,014)	(619,025,797)
Total current assets	1,062,055,319	951,703,208	1,062,055,319	951,703,208	906,149,787
Total non-current assets	908,614,325	807,311,727	908,614,325	807,311,727	750,322,623
Total current liabilities	1,748,660,888	1,766,885,049	1,748,660,888	1,766,885,049	1,734,633,918
Total non-current liabilities	2,127,910,345	2,420,831,647	2,127,910,345	2,420,831,647	2,218,921,311
Equity (deficit), net	(1,905,901,589)	(2,428,701,761)	(1,905,901,589)	(2,428,701,761)	(2,297,082,819)
Depreciation and amortization	632,445	554,273	1,984,644	1,669,842	2,525,756
Depreciation of rights of use	194,936	194,560	592,120	561,774	747,880
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	$ 7,970,763	$ 8,188,652	$ 22,731,321	$ 24,565,958	$ 32,680,002